CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Equity attributable to owners of parent	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2019	$ 1,430,319	$ 4,530,870	$ (2,513,396)	$ (587,155)		$ 1,430,319
NCI arising on business combination					$ 14,927	14,927
Share-based payment expense	7,216			7,216		7,216
Total transactions with owners of the Company	7,216			7,216	14,927	22,143
Loss for the year	(321,994)		(321,994)		(688)	(322,682)
Other comprehensive income/(loss)	94,434			94,434	(23)	94,411
Total comprehensive (loss)/income	(227,560)		(321,994)	94,434	(711)	(228,271)
Ending balance, Equity at Dec. 31, 2020	1,209,975	4,530,870	(2,835,390)	(485,505)	14,216	1,224,191
NCI arising on business combination					215,014	215,014
Issue of shares net of transaction costs	349,846	349,846				349,846
Share-based payment expense	13,003			13,003		13,003
Options converted to shares		342,768		(342,768)
Other reclassifications related to share based payment	(4,067)		1,017	(5,084)		(4,067)
Total transactions with owners of the Company	358,782	692,614	1,017	(334,849)	215,014	573,796
Loss for the year	(25,832)		(25,832)		(289)	(26,121)
Other comprehensive income/(loss)	(22,557)			(22,557)	(5,753)	(28,310)
Total comprehensive (loss)/income	(48,389)		(25,832)	(22,557)	(6,042)	(54,431)
Ending balance, Equity at Dec. 31, 2021	1,520,368	5,223,484	(2,860,205)	(842,911)	223,188	1,743,556	[1]
NCI arising on business combination					831	831
Share-based payment expense	13,423			13,423		13,423
Options converted to shares		88,469		(88,469)
Other reclassifications related to share based payment	(1,275)		1,560	(2,835)		(1,275)
Total transactions with owners of the Company	12,148	88,469	1,560	(77,881)	831	12,979
Loss for the year	(460,438)		(460,438)		(9,959)	(470,397)
Other comprehensive income/(loss)	59,370			59,370	13,140	72,510
Total comprehensive (loss)/income	(401,068)		(460,438)	59,370	3,181	(397,887)
Ending balance, Equity at Dec. 31, 2022	$ 1,131,448	$ 5,311,953	$ (3,319,083)	$ (861,422)	$ 227,200	$ 1,358,648

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).